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                        GMACM Home Equity Loan Trust 2006-HE3
                GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE3

Cut-Off Period Date                                                          08/31/06
Determination Date                                                           09/18/06
Record Date - Class A-1                                                      09/22/06
Record Date - Class A-2, Class A-3, Class A-4, Class A-5                     08/30/06
Payment Date                                                                 09/25/06
Actual Days in Accrual Period (30/360)                                             26
Accrual Period (30/360)                                                            30

Servicing Certificate
Beginning Pool Balance                                                 861,922,306.87
Beginning PFA                                                          287,307,435.62
Ending Pool Balance                                                    852,163,696.92
Ending PFA Balance                                                     287,307,435.62
Principal Collections                                                    9,758,609.95
Principal Draws                                                                     -
Net Principal Collections                                                9,758,609.95

Active Loan Count                                                              16,411

Net Interest Collections                                                 4,373,083.55

Weighted Average Net Loan Rate                                               8.09274%
Weighted Average Net WAC Rate                                                7.97346%
Substitution Adjustment Amount                                                   0.00

Excess Spread Cash                                                       1,026,221.55

                                                                      Beginning           Ending
Term Notes                                                             Balance           Balance       Factor     Principal
Class A-1                                                              589,100,000.00 578,315,168.50   0.9816927 10,784,831.50
Class A-2                                                              160,700,000.00 160,700,000.00   1.0000000         0.00
Class A-3                                                              185,800,000.00 185,800,000.00   1.0000000         0.00
Class A-4                                                               92,501,000.00  92,501,000.00   1.0000000         0.00
Class A-5                                                              114,233,000.00 114,233,000.00   1.0000000         0.00
Certificates                                                              -                 -             -           -


CONTINUED...

Term Notes                                                                            Interest   Security
Class A-1                                                                 Interest   Shortfalls    %        Coupon
Class A-2                                                                2,310,253.83     0.00     50.63%     5.4300%
Class A-3                                                                770,020.83      0.00     14.07%     5.7500%
Class A-4                                                                898,807.50      0.00     16.26%     5.8050%
Class A-5                                                                469,288.41      0.00      8.10%     6.0880%
Certificates                                                             552,982.91      0.00     10.00%     5.8090%
                                                                               0.00         -         -           -

Beginning Overcollateralization Amount                                   6,895,742.49
Overcollateralization Amount Increase (Decrease)                         1,026,221.55
Outstanding Overcollateralization Amount                                 7,921,964.04
Target Overcollateralization Amount                                     14,939,986.65

Credit Enhancement Draw Amount                                                   0.00
Unreimbursed Credit Enhancer Prior Draws                                         0.00


                                                                                          Number       Percent     Foreclosure
                                                                              Balance    of Loans    of Balance Units   Dollars
Delinquent Loans (30 Days)*                                              1,295,929.52       27          0.15%     0         -
Delinquent Loans (60 Days)*                                                         -       0           0.00%     0         -
Delinquent Loans (90 Days)*                                                         -       0           0.00%     0         -
Delinquent Loans (120 Days)*                                                        -       0           0.00%     0         -
Delinquent Loans (150 Days)*                                                        -       0           0.00%     0         -
Delinquent Loans (180+ Days)*                                                       -       0           0.00%     0         -
REO                                                                                 -       0           0.00%
Foreclosures                                                                        -       0           0.00%
Bankruptcies                                                                45,000.00       1           0.01%


CONTINUED...
                                                                             Bankruptcy          REO
                                                                        Units    Dollars      Units      Dollars
Delinquent Loans (30 Days)*                                                 0              -      0                -
Delinquent Loans (60 Days)*                                                 0              -      0                -
Delinquent Loans (90 Days)*                                                 0              -      0                -
Delinquent Loans (120 Days)*                                                0              -      0                -
Delinquent Loans (150 Days)*                                                0              -      0                -
Delinquent Loans (180+ Days)*                                               0              -      0                -
REO
Foreclosures
Bankruptcies

*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                                  Liquidation To-Date
Beginning Cumulative Loss Amount                                                 0.00
Current Month Loss Amount                                                        0.00
Current Month Recoveries                                                         0.00
                                                                 ---------------------
                                                                 ---------------------
Ending Cumulative Loss Amount                                                    0.00           0.00


                                                                  Net Recoveries to Date
Beginning Cumulative Net Principal Recovery Amount                               0.00
Current Month Net Principal Recovery Amount                                      0.00
                                                                 ---------------------
                                                                 ---------------------
Ending Cumulative Net Principal Recovery Amount                                  0.00

                                                                    Special Hazard        Fraud             Bankruptcy
Beginning Amount                                                                 0.00           0.00        0.00
Current Month Loss Amount                                                        0.00           0.00        0.00
Ending Amount                                                                       -              -           -

Extraordinary Event Losses                                                       0.00
Excess Loss Amounts                                                              0.00

Current Month Repurchases Units                                                     0
Current Month Repurchases ($)                                                    0.00




Capitalized Interest Account
Beginning Balance                                                        2,837,288.46
Withdraw relating to Collection Period                                   1,768,724.88
Interest Earned (Zero, Paid to Funding Account)                                  0.00
                                                                 ---------------------
                                                                 ---------------------
Ending Capitalized Interest Account Balance as of Payment Date           1,068,563.58
Interest earned for Collection Period                                            0.00
Interest withdrawn related to prior Collection Period                            0.00

Prefunding Account
Beginning Balance                                                      287,307,435.62
Additional Purchases during Revolving Period                                     0.00
Balance in Pre-Funding Account due to Noteholders                                0.00
Excess of Draws over Principal Collections                                       0.00
                                                                 ---------------------
                                                                 ---------------------
Total Ending Balance as of Payment Date                                287,307,435.62
Interest earned for Collection Period                                            0.00
Interest withdrawn related to prior Collection Period                            0.00

Cash Flows Received
Principal Collections                                                    9,758,609.95
Interest Collections                                                     4,732,217.84
Servicer Advances                                                                0.00
Pre-Funding Account remaining balance withdrawn                                  0.00
Capital Interest Account withdrawal                                      1,768,724.88
Reinvestment Income                                                              0.00
Substitution Adjustment Amount                                                   0.00
Recovery Amounts                                                                 0.00
                                                                 ---------------------
                                                                 ---------------------
Total Cash Flows Received                                               16,259,552.67

Cash Flows Distributed
Principal Distribution                                                  10,784,831.50
Interest Distribution                                                    5,001,353.48
Residual Amount - Certificates                                                   0.00
Servicer Advances - Reimbursement                                                0.00
GMACM Service Fee                                                          359,134.29
GMACM Recovery Fee                                                               0.00
Credit Enhancer Fee - FGIC                                                 114,233.40
                                                                 ---------------------
                                                                 ---------------------
Total Cash Flows Distributed                                            16,259,552.67

Net Cash Flows Remaining                                                         0.00

Yield Maintenance

Yield Maintenance Event - Class A-1                                       NO
Hedge Payment Class A-1                                                  0.00
Hedge Shortfall Amount - Class A-1                                       0.00

Trigger Analysis

Rolling 3 Month Delinquency Percentage                                  0.00%
Rolling 3 Month Delinquency Required Percentage                         0.00%

Aggregate Liquidation Percentage                                        0.00%
Aggregate Liquidation Required Percentage                               0.00%

Servicing Termination Event                                               No

Rolling 3 Month Delinquency Percentage                                  0.00%
Rolling 3 Month Delinquency Required Percentage                         0.00%

Aggregate Liquidation Percentage                                        0.00%
Aggregate Liquidation Required Percentage                               0.00%

Servicing Trigger Event                                                   No

Step Down Date                                                            No

Step Up Date - Class A-4                                                  No
Step Up Date - Class A-5                                                  No
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